Expense Example {- Government Portfolio} - 03.31 FIMM Funds Class 2 Combo PRO-10 - Government Portfolio - Class II	May 28, 2022 USD ($)
Expense Example:
1 year	$ 34
3 years	110
5 years	194
10 years	$ 441